OTHER EXPENSE (INCOME) - Other Expense (Income) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other Operating Expenses [Abstract]
Bank charges	$ 4	$ 5	$ 6	$ 9
Bulyanhulu reduced operations program cost1	0	7	0	14
Covid-19 donations	0	18	0	18
Litigation	6	6	7	9
Loss on warrant investments at fair value through profit or loss ("FVPL")	5	0	10	0
Porgera care and maintenance costs	15	27	26	27
Other expenses, by nature	4	20	11	30
Other Operating Expenses	34	83	60	107
Other Income:
Loss (gain) on sale of long-lived assets	(7)	8	(10)	(52)
Loss (gain) on non-hedge derivatives	2	(12)	1	(5)
Interest income	(3)	(6)	(6)	(12)
Total other income	(8)	(10)	(15)	(69)
Total	$ 26	$ 73	$ 45	$ 38